Commitments and Contingencies - Warranty and Extended Warranty (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Deferred Costs, Service Revenue	$ 29,000	$ 56,000
Product Warranty Liability [Line Items]
Current liability	104,000
Non-current liability	75,000
Deferred revenue
Product Warranty Liability [Line Items]
Beginning balance, liability	214,000
Revenue recognized during the period	(119,000)
Change in liability for warranties issued during the period	84,000
Ending balance, liability	$ 179,000